Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of potential dilutive securities, presented based on amounts outstanding
The following potential dilutive securities, presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	September 30,
	2019	2020
Convertible preferred stock (as converted to common stock)	14,961,027	—
Unvested restricted common stock	1,970,209	956,718
Stock options to purchase common stock	3,171,498	5,581,717

	20,102,734	6,538,435

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated:

	Year ended December 31,
	2018	2019

Convertible preferred stock (as converted to common stock)	14,961,027	14,961,027
Unvested restricted common stock	2,819,949	1,705,188
Stock options to purchase common stock	2,784,581	3,373,884

	20,565,557	20,040,099